[STATUE OF LIBERTY IMAGE]


                      LIBERTY HIGH YIELD BOND FUND, CLASS A

                            STEIN ROE HIGH YIELD FUND

                                  ANNUAL REPORT
                                  JUNE 30, 2001

Contents

--------------------------------------------------------------------------------

Fund Performance..........................................................     1

   How the Liberty High Yield Bond Fund, Class A has done over time

Portfolio Manager's Report................................................     2

   Interview with the portfolio manager and a summary of investment activity

Portfolio of Investments..................................................     4

   A complete list of investments with market values

Financial Statements......................................................    10

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.............................................    16

Financial Highlights......................................................    19

   Selected per-share data

Report of Ernst & Young LLP, Independent Auditors.........................    20



                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------

To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Liberty High Yield Bond Fund, Class A with its benchmark, the Merrill Lynch High Yield Master II Index.

The performance figures include changes in the Fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells fixed-income securities that have grown in value).

                         AVERAGE ANNUAL TOTAL RETURN (%)
                           PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------

                                                  1-Year          Life
                                                 ----------------------
LIBERTY HIGH YIELD BOND FUND,
   CLASS A WITHOUT SALES CHARGE                   -4.64           5.06
LIBERTY HIGH YIELD BOND FUND,
   CLASS A WITH SALES CHARGE                      -9.20           3.97
Merrill Lynch High Yield Master II Index          -0.92           4.10*


GROWTH OF A $10,000 INVESTMENT FROM NOVEMBER 1, 1996 THROUGH JUNE 30, 2001


[LINE CHART]

Liberty High Yield Bond Fund, Class A

                  Fund without     Fund with         Merrill Lynch High
                  sales charge     sales charge      Yield Master II Index

11/01/1996        10000             9525             10000
                  10271.5           9783.58          10285.7
6/30/1997         11090.4          10563.6           10898.1
                  11902.6          11337.2           11650.9
6/30/1998         12687            12084.4           12184.5
                  12415.2          11825.4           11994.9
6/30/1999         13127.3          12503.7           12292.5
                  13434.6          12796.5           12294
6/30/2000         13204.3          12577.1           12170.7
                  12219.6          11639.1           11665.1
6/30/2001         12588            11989             12060.8



Liberty High Yield Bond Fund, Class A is a class of Stein Roe High Yield Fund (the fund), a series of the SR&F Base Trust. The fund also offers class S shares. Performance highlights of class S shares are presented in a separate report.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Historical performance for the period prior to 7/31/2000 is based on the performance of Stein Roe High Yield Fund, Class S. Class Sshares are not restated to reflect any differences (such as 12b-1 fees) between class S and class Ashares. This graph compares the performance of the Liberty High Yield Bond Fund, Class A to the Merrill Lynch High Yield Master II Index, an unmanaged group of investment-grade bonds not associated with any Liberty fund. Unlike mutual funds, it is not possible to invest directly in an index.

* INDEX PERFORMANCE IS FROM 10/31/96.

Portfolio Manager's Report
--------------------------------------------------------------------------------

COMMENTARY FROM STEVE LOCKMAN, PORTFOLIO MANAGER OF
LIBERTY HIGH YIELD BOND FUND, CLASS A AND SR&F HIGH YIELD PORTFOLIO

For the twelve months ended June 30, 2001, the Liberty High Yield Bond Fund, Class A generated a total return of negative 4.64% without a sales charge. The fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index, which posted a negative 0.92% total return for the same period.

         The fund's exposure to the telecommunications sector hurt performance. Previously the driver of positive performance, telecom issues did poorly during the period. In addition, the fund was underweighted in interest-rate sensitive BB securities, which performed well during the period due to the Fed's aggressive easing. Finally, the fund underperformed the index due to the fact that the index has a shorter maturity than the portfolio. During the period, short-term issues outperformed long-term issues.

ROUGH PERIOD FOR THE HIGH YIELD MARKET

The high yield bond market significantly underperformed all major fixed income asset groups. This was the beginning of the fourth year of below coupon returns--an unprecedented occurrence.

         Several factors negatively influenced the high yield market during the period. Credit risk, for one, increased considerably, as the annual default rate reached its highest level since 1991. The number of companies downgraded by the major rating agencies substantially outnumbered the companies upgraded. This had a negative psychological affect on the market.

         In addition, the continuation of the Nasdaq decline negatively affected high yield valuations, particularly in the telecommunications sector. While telecom was the fastest growing sector of the past few years, representing roughly one-third of the high yield bond market, it was hurt during the period by the falling stock market. This sector is comprised primarily of start-up growth companies, some of which do not have significant revenues or profits but need funding to continue their build-out. Their ability to access that funding was impaired during the period.

         All of these factors led to severe illiquidity in the market. With the slowing economy we began to see negative earnings reports which led to further deterioration in the market as a whole. Yield spreads widened over 300 basis points during the reporting period.

         The one bright spot during the reporting period was during the first quarter of 2001, particularly January and February, when high yield bonds performed well in an environment of declining interest rates.

                                    FUND DATA

   INVESTMENT OBJECTIVE:

   Seeks its total return by investing for a high level of current income and capital appreciation. The fund invests all of its assets in SR&F High Yield Portfolio as part of a master fund-feeder fund structure. The portfolio invests primarily in high-yield, high-risk debt securities.

artwork: compass rose

MANAGING THE FUND UNDER ADVERSE CONDITIONS

In an effort to manage risk during the period, we decreased our exposure to the telecom sector. This helped relative performance over the second half of the year.

         We also increased our holdings in the energy, transportation, media and printing sectors. These areas all have more predictable and reliable cash flows and improving fundamentals. This action benefited the fund as most other corporate earnings have generally continued to decline due to a slowing economy.

         Finally, we increased our exposure to the interest-rate sensitive BB and BBB rated securities. This had a positive effect on performance given the declining interest rate environment.

FUND WELL POSITIONED FOR THE FUTURE

The high yield market still has a lot to overcome. Downgrades have continued to far exceed upgrades, which negatively affects market psychology. In addition, banks have tightened their credit standards, making it more difficult for businesses to obtain the financing they need. And in the manufacturing sector, lower capacity utilization has been hurting profit margins and pricing power.

         On an historical basis, high yield spreads appear wide. But that needs to be put in perspective because it includes very high spreads in the telecom sector. Excluding telecom, the high yield market has remained defensive and willing to buy safe and improving companies and industries at fair to tight spreads. Currently, we plan to look for opportunities in the aerospace/defense, cable and health care sectors. While we do not expect to completely avoid the telecom sector, we are not planning to increase our exposure

Portfolio Manager's Report Continued
--------------------------------------------------------------------------------

there until there is more evidence that business plans can be executed and access to liquidity returns.

         On the positive side, we believe that there is room for the Fed to continue cutting interest rates. Historically, high yield bonds tend to perform quite well, relative to other fixed income sectors, in that environment. Also, liquidity has improved in the high yield market, excluding telecom. In fact, supply of high yield issues thus far in 2001 exceeded the supply of the entire year in 2000. It's important to note as well that these new issues were of higher quality, in more stable industries.

         In addition, the current liquidity environment appears positive. There is currently a good deal of money in money market mutual funds that could move to the equity or high yield market when the economy shows signs of improvement. This could likely take place at the end of this year or the beginning of 2002, as the Fed easing takes hold and the tax cuts go into effect.

         We believe that the fund is well positioned to reduce the risk of the negative factors in the market and take advantage of the positive trends.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 6/30/01 and are subject to change.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds; it is not available for direct investment.

Liberty High Yield Bond Fund, Class A is a class of Stein Roe High Yield Fund.

SR&F High-Yield Portfolio

------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments at June 30, 2001
CORPORATE FIXED INCOME BONDS & NOTES - 94.3%                                                                  Par           Value
------------------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION - 1.3%

   BUILDING CONSTRUCTION - 1.3%

   Beazer Homes USA, Inc. , 8.875%, 4/1/08.......................................................      $  500,000       $ 502,500
   D.R.Horton, Inc., 8.000%, 2/1/09..............................................................         500,000         480,000
                                                                                                                   --------------
                                                                                                                          982,500
                                                                                                                   --------------

FINANCE, INSURANCE & REAL ESTATE - 11.0%

   DEPOSITORY INSTITUTIONS - 1.8%

   Keystone Owner Trust, 8.350%, 12/25/24........................................................         600,000         549,375
   Sovereign Bancorp, Inc., 10.500%, 11/15/06....................................................         750,000         807,420
                                                                                                                   --------------
                                                                                                                        1,356,795
                                                                                                                   --------------
   FINANCIAL SERVICES - 5.0%

   Alamosa Delaware Inc., 12.500%, 2/1/11 (a)....................................................         500,000         450,000
   Covad Communications Group, Inc., 12.000%, 2/15/10............................................       1,000,000         140,000
   Grupo Elektra SA, 12.000%, 4/1/08.............................................................       1,000,000         990,000
   LaBranche & Co., Inc., 12.000%, 3/1/07........................................................       1,000,000       1,125,000
   Orion Power Holdings, Inc., 12.000%, 5/1/10 (a)...............................................       1,000,000       1,110,000
                                                                                                                   --------------
                                                                                                                        3,815,000
                                                                                                                   --------------
   HOLDING & OTHER INVEST OFFICE - 1.2%

   Meditrust, 7.114%, 8/15/04 (a)................................................................       1,000,000         930,000
                                                                                                                   --------------

   INSURANCE CARRIERS - 1.0%

   HCR Manor Care, 8.000%, 3/1/08................................................................         750,000         743,880
                                                                                                                   --------------

   REAL ESTATE - 2.0%

   Choctaw Resort, 9.250%, 4/1/09 (a)............................................................       1,000,000       1,020,000
   Lennar Corp., 9.950%, 5/1/10 (a)..............................................................         500,000         535,000
                                                                                                                   --------------
                                                                                                                        1,555,000
                                                                                                                   --------------

MANUFACTURING - 18.4%

   CHEMICALS & ALLIED PRODUCTS - 2.3%

   IMC Global, 11.250%, 6/1/11 (a)...............................................................         500,000         497,500
   MacDermid Inc., 9.125%, 7/15/11 (a)...........................................................         750,000         742,500
   PMD Group Inc., 11.000%, 2/28/11 (a)..........................................................         500,000         515,000
                                                                                                                   --------------
                                                                                                                        1,755,000
                                                                                                                   --------------
   ELECTRONIC & ELECTRICAL EQUIPMENT - 1.0%

   Flextronics International Ltd., 9.875%, 7/1/10 (a)............................................         750,000         750,000
                                                                                                                   --------------

   FOOD & KINDRED PRODUCTS - 2.7%

   Delco Remy International Inc., 11.000%, 5/1/09 (a)............................................       1,000,000       1,035,000
   Pepsi-Gemex SA, 9.750%, 3/30/04...............................................................       1,000,000       1,060,000
                                                                                                                   --------------
                                                                                                                        2,095,000
                                                                                                                   --------------
   MACHINERY & COMPUTER EQUIPMENT - 0.6%

   Tritel PCS Inc., 10.375%, 1/15/11.............................................................         500,000         450,000
                                                                                                                   --------------

   MISCELLANEOUS MANUFACTURING - 1.4%

   Insight Midwest, 10.500%, 11/1/10 (a).........................................................       1,000,000       1,050,000
                                                                                                                   --------------



See accompanying Notes to Financial Statements.



-4-

SR&F High-Yield Portfolio Continued

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

Portfolio of Investments at June 30, 2001
CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
------------------------------------------------------------------------------------------------------------------------------------

MANUFACTURING - CONTINUED

   PAPER PRODUCTS - 1.1%

   Indah Kiat Finance Mauritius, 10.000%, 7/1/07 (b).............................................      $  500,000      $   95,000
   Tembec Industry, 8.500%, 2/1/11...............................................................         750,000         761,250
                                                                                                                   --------------
                                                                                                                          856,250
                                                                                                                   --------------
   PRIMARY METAL - 1.3%

   KB Home, 9.500%, 2/15/11......................................................................       1,000,000       1,005,000
                                                                                                                   --------------

   PRINTING & PUBLISHING - 2.5%

   Perry-Judd's, Inc., 10.625%, 12/15/07.........................................................       1,000,000         900,000
   World Color Press, Inc., 8.375%, 11/15/08.....................................................       1,000,000       1,004,940
                                                                                                                   --------------
                                                                                                                        1,904,940
                                                                                                                   --------------
   RUBBER & PLASTIC - 0.5%

   Metromedia Fiber Network, Inc., 10.000%, 12/15/09.............................................       1,000,000         410,000
                                                                                                                   --------------

   TRANSPORTATION EQUIPMENT - 5.0%

   BE Aerospace Inc., 8.875%, 5/1/11 (a).........................................................         750,000         738,750
   Derlan Manufacturing, Inc., 10.000%, 1/15/07..................................................         583,000         542,190
   Dura Operating Corp., 9.000%, 5/1/09 (a)......................................................       1,250,000       1,156,250
   The Fairchild Corp., 10.750%, 4/15/09.........................................................       1,000,000         800,000
   Westinghouse Air Brake Co., 9.375%, 6/15/05...................................................         600,000         597,000
                                                                                                                   --------------
                                                                                                                        3,834,190
                                                                                                                   --------------

MINING & ENERGY - 6.2%

   COAL MINING - 0.7%

   AEI Resources, Inc., 11.500%, 12/15/06 (a) (b)................................................       1,500,000         525,000
                                                                                                                   --------------

   OIL & GAS EXTRACTION - 2.9%

   Cia Petrolifera Marlim, 13.125%, 12/17/04 (a).................................................         700,000         747,250
   El Paso Energy Corp., 8.500%, 6/1/11 (a)......................................................         500,000         502,500
   Key Energy Services, Inc.,
        8.375%, 3/1/08 (a).......................................................................         500,000         501,250
        14.000%, 1/15/09.........................................................................         431,000         505,347
                                                                                                                   --------------
                                                                                                                        2,256,347
                                                                                                                   --------------
   OIL & GAS FIELD SERVICES - 2.6%

   Lone Star Technologies, 9.000%, 6/1/11 (a)....................................................       1,000,000         975,000
   SESI LLC, 8.875%, 5/15/11 (a).................................................................       1,000,000       1,000,000
                                                                                                                   --------------
                                                                                                                        1,975,000
                                                                                                                   --------------

RETAIL TRADE - 6.7%

   APPAREL & ACCESSORY STORES - 1.3%

   William Carter Co., 10.375%, 12/1/06..........................................................       1,000,000       1,020,000
                                                                                                                   --------------

   FOOD STORES - 1.3%

   Marsh Supermarkets, Inc., 8.875%, 8/1/07......................................................       1,000,000         980,000
                                                                                                                   --------------

   GENERAL MERCHANDISE STORES - 0.6%

   Buhrmann US, Inc., 12.250%, 11/1/09...........................................................         500,000         495,000
                                                                                                                   --------------

   MISCELLANEOUS RETAIL - 1.3%

   Hexcel Corp., 9.750%, 1/15/09 (a).............................................................       1,000,000         965,000
                                                                                                                   --------------




See accompanying Notes to Financial Statements.



-5-

SR&F High-Yield Portfolio Continued

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

Portfolio of Investments at June 30, 2001
CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                           Shares           Value
------------------------------------------------------------------------------------------------------------------------------------

RETAIL TRADE - CONTINUED

   RESTAURANTS - 2.2%

   AFC Enterprises, Inc., 10.250%, 5/15/07.......................................................      $1,250,000     $ 1,300,000
   Edison Mission, 9.875%, 4/15/11...............................................................         400,000         379,000
                                                                                                                   --------------
                                                                                                                        1,679,000
                                                                                                                   --------------

SERVICES - 23.4%

   AMUSEMENT & RECREATION - 8.9%

   Argosy Gaming, 10.750%, 6/1/09 (a)............................................................       1,000,000       1,076,250
   Boyd Gaming Corp., 9.500%, 7/15/07............................................................         750,000         729,375
   Horseshoe Gaming Holding Corp., 8.625%, 5/15/09...............................................       1,000,000       1,007,500
   Park Place Entertainment Corp., 9.375%, 2/15/07...............................................       1,000,000       1,050,000
   Premier Parks, Inc., 9.250%, 4/1/06...........................................................         250,000         250,000
   Premier Parks, Inc., (c) 4/1/08...............................................................       1,750,000       1,435,000
   Six Flags Inc., 9.500%, 2/1/09 (a)............................................................         250,000         250,625
   Speedway Motorsports, Inc., 8.500%, 8/15/07...................................................       1,000,000       1,015,000
                                                                                                                   --------------
                                                                                                                        6,813,750
                                                                                                                   --------------
   BUSINESS SERVICES - 1.9%

   Penhall Acquisition Corp., 12.000%, 8/1/06....................................................       1,500,000       1,470,000
                                                                                                                   --------------

   HEALTH SERVICES - 9.7%

   Bio-Rad Laboratories, Inc., 11.625%, 2/15/07..................................................       1,000,000       1,080,000
   Dynacare, Inc., 10.750%, 1/15/06..............................................................         500,000         507,500
   Express Scripts, Inc., 9.625%, 6/15/09........................................................         500,000         542,500
   Healthsouth Corp., 10.750%, 10/1/08...........................................................       1,000,000       1,085,000
   InSight Health Services Corp., 9.625%, 6/15/08................................................       1,250,000       1,250,000
   Lifepoint Hospitals, Inc., 10.750%, 5/15/09...................................................       1,000,000       1,090,000
   Matria Healthcare, 5.625%, 5/1/08 (a).........................................................       1,000,000         935,000
   Triad Hospitals Inc., 8.750%, 5/1/09 (a)......................................................         925,000         938,875
                                                                                                                   --------------
                                                                                                                        7,428,875
                                                                                                                   --------------
   HOTELS, CAMPS & LODGING - 2.9%

   Primedia Inc., 8.875%, 05/15/11 (a)...........................................................         750,000         705,000
   Prime Hospitality Corp., 9.750%, 4/1/07.......................................................       1,490,000       1,519,800
                                                                                                                   --------------
                                                                                                                        2,224,800
                                                                                                                   --------------

TRANSPORTATION, COMMUNICATION, ELECTRIC GAS & SANITARY SERVICES - 26.0%

   BROADCASTING - 2.1%

   Key3Media Group Inc., 11.250%, 6/15/11........................................................       1,000,000       1,000,000
   Knology Holdings, Inc., (c) 10/15/07..........................................................       2,000,000         620,000
                                                                                                                   --------------
                                                                                                                        1,620,000
                                                                                                                   --------------
   CABLE - 2.7%

   Charter Communications Holding LLC:
        10.750%, 10/1/09.........................................................................         500,000         523,750
        11.125%, 1/15/11.........................................................................         400,000         422,000
        11.750%, 5/15/11 (a).....................................................................       1,000,000         580,000
   Mediacom LLC, 11.000%, 7/15/13 (a)............................................................         500,000         507,500
                                                                                                                   --------------
                                                                                                                        2,033,250
                                                                                                                   --------------
   COMMUNICATIONS - 5.7%

   BTI Telecom Corp., 10.500%, 9/15/07...........................................................       1,000,000         200,000
   Concentric Network Corp., 12.750%, 12/15/07...................................................       1,000,000         340,000
   Fairchild Semiconductor, 10.500%, 2/1/09......................................................         500,000         483,750
   Focal Communications Corp., 11.875%, 1/15/10..................................................       1,000,000         300,000
   Intermedia Communications, Inc., (c) 3/1/09...................................................       1,500,000       1,110,000
   MGC Communications, Inc., 13.000%, 4/1/10.....................................................         845,000         236,600
   MetroNet Communications Corp., (c) 6/15/08....................................................       1,000,000         830,000




See accompanying Notes to Financial Statements.




-6-

SR&F High-Yield Portfolio Continued

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

Portfolio of Investments at June 30, 2001
CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
------------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION, COMMUNICATION, ELECTRIC GAS & SANITARY SERVICES - CONTINUED

   COMMUNICATIONS - (CONTINUED)

   Nextlink Communications, Inc., (c) 6/1/09.....................................................     $ 1,000,000      $  140,000
   Rhythms NetConnections, Inc., 12.750%, 4/15/09................................................       1,000,000         105,000
   Tele1 Europe BV, 13.000%, 5/15/09.............................................................       1,000,000         590,000
                                                                                                                   --------------
                                                                                                                        4,335,350
                                                                                                                   --------------
   ELECTRIC SERVICES - 2.7%

   AES Corp., 9.375%, 9/15/10....................................................................       1,000,000       1,007,500
   AES Drax Energy Ltd., 11.500%, 8/30/10........................................................       1,000,000       1,082,500
                                                                                                                   --------------
                                                                                                                        2,090,000
                                                                                                                   --------------
   SANITARY SERVICES - 1.3%

   Allied Waste North America, Inc., 10.000%, 8/1/09.............................................       1,000,000       1,030,000
                                                                                                                   --------------

   TELECOMMUNICATION - 7.6%

   Crown Castle International Corp., 9.375%, 8/1/11 (a)..........................................       1,000,000         885,000
   GT Group Telecom, (c) 2/1/10..................................................................       1,750,000         490,000
   Global Crossing Ltd., 9.125%, 11/15/06........................................................       1,000,000         787,500
   Level 3 Communications, Inc., (c) 12/1/08 (a).................................................       1,000,000         160,000
   MetroNet Communications Corp., 12.000%, 8/15/07...............................................       1,000,000       1,090,000
   Nextel Communications, 9.500%, 2/1/11.........................................................       1,000,000         790,000
   Primus Telecommunications Group, Inc., 12.750%, 10/15/09......................................       1,000,000         220,000
   Rogers Wireless Inc., 9.625%, 5/1/11 (a)......................................................         500,000         500,000
   Telecorp PCS, Inc., 10.625%, 7/15/10..........................................................         500,000         470,000
   Time Warner Telecom Inc., 10.125%, 2/1/11.....................................................         500,000         455,000
                                                                                                                   --------------
                                                                                                                        5,847,500
                                                                                                                   --------------
   TRANSPORTATION SERVICES - 3.2%

   RailAmerica Transportaion Corp., 12.875%, 8/15/10.............................................       1,000,000       1,030,000
   RailWorks Corp., 11.500%, 4/15/09.............................................................       1,500,000         510,000
   Stagecoach Holdings plc, 8.625%, 11/15/09.....................................................       1,000,000         925,700
                                                                                                                   --------------
                                                                                                                        2,465,700
                                                                                                                   --------------
   WATER TRANSPORTATION - 0.7%

   Teekay Shipping  Corp., 8.875%, 7/15/11 (a)...................................................         500,000         506,250
                                                                                                                   --------------

WHOLESALE TRADE - 1.3%

   NONDURABLE GOODS - 1.3%

   U.S. Can Co., 12.375%, 10/1/10................................................................       1,000,000       1,015,000
                                                                                                                   --------------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES
   (cost of $83,503,601).........................................................................                      72,269,377
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------------


GOVERNMENT OBLIGATIONS - 0.3%

------------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT BONDS - 0.3%

   FOREIGN GOVERNMENT BONDS - 0.3%
   Comtel Brasileira Ltd., 10.750%, 9/26/04 (a)
     (cost of $258,700)..........................................................................         250,000         245,391
                                                                                                                   --------------
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See accompanying Notes to Financial Statements.



-7-

SR&F High-Yield Portfolio Continued

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

Portfolio of Investments at June 30, 2001
ASSET BACKED OBLIGATIONS - 1.2%                                                                               Par           Value
------------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 1.2%
   Mego Mortgage Home Loan Trust,
     Series 1997-3, Class CTFS, 8.010%, 8/25/23
     (cost of $500,000)..........................................................................      $1,000,000      $  882,187
                                                                                                                   --------------
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COMMON STOCKS - 0.2%                                                                                       Shares
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MANUFACTURING - 0.2%

   COMMUNICATIONS EQUIPMENT - 0.2%

   RCN Corp......................................................................................          22,949         125,990
                                                                                                                   --------------

TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 0.0%

   COMMUNICATIONS - 0.0%

   Song Networks Holding AB, ADR.................................................................          17,612          36,281
   Viatel, Inc...................................................................................           4,037             242
                                                                                                                   --------------
                                                                                                                           36,523
                                                                                                                   --------------
TOTAL COMMON STOCKS

   (cost of $627,045)............................................................................                         162,513
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------------


WARRANTS - 0.6%                                                                                             Units
------------------------------------------------------------------------------------------------------------------------------------

MANUFACTURING - 0.2%

   MACHINERY & COMPUTER EQUIPMENT - 0.2%

   Key Energy Services, Inc......................................................................           1,500         142,500
                                                                                                                   --------------

SERVICES - 0.0%

   HEALTH SERVICES - 0.0%

   Allegiance Telecom, Inc.......................................................................           1,500          47,760
                                                                                                                   --------------

TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 0.4%

   BROADCASTING - 0.0%

   Knology Holdings, Inc.........................................................................           2,000           2,000
                                                                                                                   --------------

   COMMUNICATIONS - 0.1%

   Concentric Network Corp.......................................................................           1,000          20,000
   MGC Communications, Inc.......................................................................           1,500           7,500
                                                                                                                   --------------
                                                                                                                           27,500
                                                                                                                   --------------
   TELECOMMUNICATIONS - 0.2%

   Carrier 1 International.......................................................................           1,000          10,000
   GT Group Telecom..............................................................................           1,750          70,000
   MetroNet Communications Corp. (a).............................................................           1,000          81,981
                                                                                                                   --------------
                                                                                                                          161,981
                                                                                                                   --------------
   TRANSPORTATION SERVICES - 0.1%

   RailAmerica, Inc. (a).........................................................................           1,500         105,000
                                                                                                                   --------------

TOTAL WARRANTS

   (cost of $43,500).............................................................................                         486,741
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------------




See accompanying Notes to Financial Statements.



-8-

SR&F High-Yield Portfolio Continued

------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments at June 30, 2001
SHORT-TERM OBLIGATION - 1.6%                                                                                  Par           Value
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 1.6%
   UBS Financial, 4.140%, (d) 7/2/01
     (cost of $1,219,860)........................................................................      $1,220,000     $ 1,219,860
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (cost of $86,152,706) (e).....................................................................                      75,266,069
                                                                                                                   --------------

OTHER ASSETS & LIABILITIES, NET - 1.8%...........................................................                       1,396,744
                                                                                                                   --------------
NET ASSETS - 100.0%..............................................................................                     $76,662,813
                                                                                                                   ==============
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------------------------------------------------------------------------
(a)These securities are exempt from registration under Rule 144A of the
   Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $23,222,872, which represents 30.3%
   of net assets.
(b)These securities are in default of certain debt covenants. Income is not being accrued.
(c)Zero coupon bond.
(d)Rate represents yield at time of purchase.
(e)At June 30, 2001, the cost of investments for federal tax and book purposes is the same.


               Acronym                    Name

             ----------          -----------------------
                 ADR           American Depositary Receipt

See accompanying Notes to Financial Statements.



SR&F High-Yield Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2001

ASSETS

Investment at value (cost of  $86,152,706)......................................................................      $75,266,069
Cash............................................................................................................            4,235
Receivable for:
   Investments sold............................................................................................           568,750
   Interest....................................................................................................         1,801,871
                                                                                                                      -----------
   Total Assets................................................................................................        77,640,925
                                                                                                                      -----------

LIABILITIES

Payable for:
   Investments purchased........................................................................................          935,000
   Management fee..............................................................................................            39,876
   Transfer agent fee..........................................................................................             1,354
   Bookkeeping fee.............................................................................................             1,013
Other liabilities..............................................................................................               869
                                                                                                                      -----------
   Total Liabilities...........................................................................................           978,112
                                                                                                                      -----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST........................................................       $76,662,813
                                                                                                                      ===========


See accompanying Notes to Financial Statements.



SR&F High-Yield Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2001


INVESTMENT INCOME

Interest income................................................................................................      $  8,906,315
                                                                                                                  ---------------

EXPENSES

Management fee..........................................................................            $  399,857
Transfer agent fee......................................................................                 6,001
Bookkeeping fee.........................................................................                25,749
Trustees' fee...........................................................................                11,615
Custody fee.............................................................................                 5,091
Other expenses..........................................................................                34,957
                                                                                                 --------------
   Total Expenses.......................................................................               483,270
Custody credits earned..................................................................                (4,206)
                                                                                                 --------------
   Net Expenses.................................................................................................          479,064
                                                                                                                  ---------------
   Net Investment Income........................................................................................        8,427,251
                                                                                                                  ---------------

NET REALIZED AND UNREALIZED LOSS ON PORTFOLIO POSITIONS

Net realized loss on investments................................................................................       (4,979,101)
Net change in unrealized appreciation/depreciation on investments...............................................       (6,293,501)
                                                                                                                  ---------------
   Net Loss.....................................................................................................      (11,272,602)
                                                                                                                  ---------------
DECREASE IN NET ASSETS FROM OPERATIONS..........................................................................     $ (2,845,351)
                                                                                                                  ===============


See accompanying Notes to Financial Statements.



SR&F High-Yield Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                                      YEAR ENDED       YEAR ENDED
                                                                                                        JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                                           2001             2000(A)
                                                                                                   -------------    -------------
OPERATIONS:

Net investment income                                                                               $  8,427,251     $  9,382,874
Net realized loss on investments                                                                      (4,979,101)      (5,196,013)
Net change in unrealized appreciation/depreciation on investments                                     (6,293,501)      (2,744,565)
                                                                                                  --------------   --------------
   Net Increase (Decrease) from Operations                                                            (2,845,351)       1,442,296
                                                                                                  --------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

Contributions                                                                                         43,942,010       64,108,751
Withdrawals                                                                                          (51,962,423)     (66,345,470)
                                                                                                  --------------   --------------
   Net Decrease from Transactions in Investors' Beneficial Interest                                   (8,020,413)      (2,236,719)
                                                                                                  --------------   --------------
   Net Decrease in Net Assets                                                                        (10,865,764)        (794,423)

NET ASSETS

Beginning of period                                                                                   87,528,577       88,323,000
                                                                                                  --------------   --------------
End of period                                                                                       $ 76,662,813     $ 87,528,577
                                                                                                  ==============   ==============

(a)      Refer to Note 1 from the Notes to Financial Statements.


See accompanying Notes to Financial Statements.


Stein Roe High-Yield Fund

------------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2001

ASSETS

Investments in Portfolio, at value..............................................................................     $ 19,143,046
Receivable for:
   Fund shares sold............................................................................................             1,071
Other assets...................................................................................................             5,391
                                                                                                                 ----------------
   Total Assets................................................................................................        19,149,508
                                                                                                                 ----------------

LIABILITIES
Payable for:

   Fund shares repurchased.....................................................................................            11,571
   Distributions...............................................................................................            28,392
   Administration fee..........................................................................................             3,605
   Transfer agent fee..........................................................................................             2,647
   Bookkeeping fee.............................................................................................             2,082
Other liabilities..............................................................................................            36,350
                                                                                                                 ----------------
   Total Liabilities...........................................................................................            84,647
                                                                                                                 ----------------
NET ASSETS......................................................................................................     $ 19,064,861
                                                                                                                 ================

COMPOSITION OF NET ASSETS

Paid in capital.................................................................................................     $ 27,212,782
Overdistributed net investment income...........................................................................          (61,739)
Accumulated net realized loss allocated from Portfolio..........................................................       (4,494,402)
Net unrealized depreciation on investments allocated from Portfolio.............................................       (3,591,780)
                                                                                                                 ----------------
Net Assets......................................................................................................     $ 19,064,861
                                                                                                                 ================
Net assets value and redemption price per share - Class A ($89,633/11,434)......................................     $       7.84
                                                                                                                 ================
Maximum offering price per share - Class A ($7.84/0.9425).......................................................     $       8.32
                                                                                                                 ================
Net assets value and redemption price per share - Class S ($18,975,228/2,417,642)...............................     $       7.85
                                                                                                                 ================


See accompanying Notes to Financial Statements.



Stein Roe High-Yield Fund

------------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For The Year Ended June 30, 2001 (a)


INVESTMENT INCOME

Interest income allocated from Portfolio........................................................................      $ 2,807,634
Other income....................................................................................................            2,212
                                                                                                                   --------------
   Total Investment Income......................................................................................        2,809,846

EXPENSES

Expenses allocated from Portfolio.......................................................            $  150,628
Administration fee......................................................................                37,708
Service fee - Class A...................................................................                    62
Transfer agent fee......................................................................                42,114
Bookkeeping fee.........................................................................                25,000
Trustees' fee...........................................................................                 6,207
Custody fee.............................................................................                   910
Registration fee........................................................................                32,738
Other expenses..........................................................................                24,654
                                                                                                 --------------
   Total Expenses.......................................................................               320,021
Expenses waived or borne by the Advisor.................................................               (60,042)
                                                                                                 --------------
   Net Expenses.................................................................................................          259,979
                                                                                                                   --------------
   Net Investment Income........................................................................................        2,549,867
                                                                                                                   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO

Net realized loss on investments allocated from Portfolio.......................................................       (1,816,150)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio......................       (2,046,685)
                                                                                                                   --------------
   Net Loss.....................................................................................................       (3,862,835)
                                                                                                                   --------------
DECREASE IN NET ASSETS FROM OPERATIONS..........................................................................      $(1,312,968)
                                                                                                                   ==============

(a)      Class A shares were initially offered on July 31, 2000.


See accompanying Notes to Financial Statements.



Stein Roe High-Yield Fund

------------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                                      YEAR ENDED       YEAR ENDED
                                                                                                        JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                                           2001(A)          2000(B)
                                                                                                   -------------    -------------
OPERATIONS:

Net investment income                                                                               $  2,549,867     $  3,237,219
Net realized loss on investments allocated from Portfolio                                             (1,816,150)      (1,919,189)
Net change in unrealized appreciation/depreciation on investments
   allocated from Portfolio                                                                           (2,046,685)        (770,615)
                                                                                                  --------------   --------------
   Net Increase (Decrease) from Operations                                                            (1,312,968)         547,415
                                                                                                  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income-Class A                                                                        (2,150)              --
From net investment income-Class S                                                                    (2,541,933)      (3,293,837)
                                                                                                  --------------   --------------
   Total Distributions to Shareholders                                                                (2,544,083)      (3,293,837)
                                                                                                  --------------   --------------

SHARE TRANSACTIONS:

Subscriptions-Class A                                                                                     87,792               --
Distributions reinvested-Class A                                                                             507               --
                                                                                                  --------------   --------------
   Net Increase-Class A                                                                                   88,299               --
                                                                                                  --------------   --------------

Subscriptions-Class S                                                                                 49,952,009       76,679,549
Distributions reinvested-Class S                                                                       2,189,224        2,714,165
Redemptions-Class S                                                                                  (64,983,096)     (73,738,122)
                                                                                                  --------------   --------------
   Net Increase (Decrease)-Class S                                                                   (12,841,863)       5,655,592
                                                                                                  --------------   --------------
   Net Increase (Decrease) from Share Transactions                                                   (12,753,564)       5,655,592
                                                                                                  --------------   --------------
   Total Increase (Decrease) in Net Assets                                                           (16,610,615)       2,909,170

NET ASSETS:

Beginning of period                                                                                   35,675,476       32,766,306
                                                                                                  --------------   --------------
End of period                                                                                       $ 19,064,861     $ 35,675,476
                                                                                                  ==============   ==============
Overdistributed net investment income                                                                 $  (61,739)      $  (67,523)
                                                                                                  --------------   --------------

CHANGES IN SHARES OF BENEFICIAL INTEREST

Subscriptions-Class A                                                                                     11,369               --
Issued for distributions reinvested-Class A                                                                   65               --
                                                                                                  --------------   --------------
   Net Increase-Class A                                                                                   11,434               --
                                                                                                  --------------   --------------

Subscriptions-Class S                                                                                  6,063,986        7,930,925
Issued for distributions reinvested-Class S                                                              265,722          281,889
Redemptions-Class S                                                                                   (7,810,418)      (7,542,811)
                                                                                                  --------------   --------------
   Net Increase (Decrease)-Class S                                                                    (1,480,710)         670,003
                                                                                                  --------------   --------------
   Total Increase (Decrease) in Shares of Beneficial Interest                                         (1,469,276)         670,003
                                                                                                  --------------   --------------

(a)Class A shares were initially offered on July 31, 2000.
(b)Refer to Note 1 from the Notes to Financial Statements.

See accompanying Notes to Financial Statements.


Stein Roe High-Yield Fund
Notes to Financial Statements
--------------------------------------------------------------------------------

June 30, 2001


NOTE 1. ORGANIZATION

Stein Roe High Yield Fund - Class S and Liberty High Yield Bond Fund - Class A are the collective series of shares of Stein Roe High Yield Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Stein Roe High-Yield Fund invests substantially all of its assets in SR&F High Yield Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust; a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on November 1, 1996, in conjunction with Stein Roe High Yield Fund. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2001, Stein Roe High Yield Fund owned 25.0% of SR&F High Yield Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S shares are presented in a separate annual report.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS

Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.

    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund nor the Portfolio had when-issued or delayed delivery purchase commitments as of June 30, 2001.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

    Certain prior year financial statement balances have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments by $937,343. For the Stein Roe High Yield Fund, the effect of this correction for the fiscal year ended June 30, 2000 was to increase the net change in unrealized appreciation/depreciation on investments by $376,385.

    Effective July 1, 2001, the Portfolio will adopt the provisions of the AICPA Audit and Accounting guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets, but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Portfolio currently has not determined the impact of the adoption of the new accounting policy.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A 12b-1 service fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders as to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

    The Fund intends to utilize provisions of the federal income tax law, which allow it to carry a realized capital loss forward for up to eight years following the year of the loss, and offset such losses against any future realized gains. At June 30, 2001, the Fund had a capital loss carryforward as follows:

    Capital Loss Carryforward        Year of Expiration
        ---------------------           --------------
             $3,520,415                    2007-2009

    Additionally, net capital losses of $973,987, attributable to security transactions incurred after October 31, 2000 are treated as arising on July 1, 2001, the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

    The amount and character of income and gains to be distributed in accordance with income tax regulations may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
NOTE 2. PORTFOLIO COMPOSITION

SR&F High Yield Portfolio invests primarily in high yield, high-risk medium- and lower-quality debt securities. See the Portfolio of Investments for additional information regarding portfolio composition.

--------------------------------------------------------------------------------
NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEES

The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham, Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is 0.50% of the first $500 million of average daily net assets, and 0.475% thereafter.

     The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $500 million of average daily net assets, and 0.125% thereafter.

BOOKKEEPING FEES

The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund's and Portfolio's average daily net assets over $50 million.

EXPENSE LIMIT

The Advisor has contractually agreed to reimburse the Fund to the extent that annual expenses exceed 1.00% of average daily net assets. This commitment expired on October 31, 2000. Effective November 1, 2000, the Advisor has voluntarily agreed to reimburse the Fund to the extent that annual expenses exceed 1.00% of average daily net assets. This agreement may be modified or terminated by the Advisor at any time.

TRANSFER AGENT FEES

Liberty Fund Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for the Fund for a monthly fee equal to 0.14% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out of pocket expenses. The Transfer Agent receives a fixed fee of $6,000 annually for the Portfolio.

CLASS A SERVICE FEES

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class Anet assets as of the 20th of each month.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

    The fees received from the Plan are used principally as repayment to the Distributor for the amounts paid by the Distributor to dealers who sold such shares.

OTHER

Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------
NOTE 4. INVESTMENT TRANSACTIONS

During the year ended June 30, 2001, purchases and sales of investments, other than short-term obligations, were $88,679,459 and $86,774,132.

    Unrealized appreciation (depreciation) at June 30, 2001 for federal income tax purposes for the Portfolio was:

    Gross unrealized appreciation       $   3,632,841
    Gross unrealized depreciation         (14,519,478)
                                     ----------------
      Net unrealized depreciation        $(10,886,637)
                                     ================



--------------------------------------------------------------------------------
NOTE 5. LINE OF CREDIT

The Liberty-Stein Roe Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A, and Stein Roe High-Yield Municipals Fund) and the SR&F Base Trust (excluding the SR&FCash Reserve Portfolio and SR&FMunicipal Money Market Portfolio)(collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the year ended June 30, 2001, the Trusts had no borrowings under the agreement.


Financial Highlights
-------------------------------------------------------------------------------------------------------------------

SR&F High-Yield Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                           PERIOD
                                                                                                                            ENDED

                                                                              YEARS ENDED JUNE 30,                       JUNE 30,
SELECTED RATIOS                                                    2001          2000 (d)       1999           1998          1997(a)
                                                            -----------      --------       --------       --------      --------
Ratio of net expenses to average net assets (c) ........          0.60%         0.58%          0.57%          0.65%         0.89%(b)
Ratio of net investment income to average net assets (c)         10.54%        11.04%          8.27%          8.13%         8.24%(b)
Portfolio turnover rate.................................           117%          144%           296%           426%          168%


(a)From commencement of operations on November 1, 1996.
(b)Annualized.
(c)The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d)Prior year financial highlights have been restated to reflect the correction of an error related to the improper accounting of investment cost. For the SR&F High Yield Portfolio, the effect of this correction for the fiscal year ended June 30, 2000 was to decrease the ratios of net expenses to average net assets and net investment income to average net assets by one basis point and two basis points, respectively.


-------------------------------------------------------------------------------------------------------------------

Liberty High Yield Bond Fund - Class A

Selected data for a share outstanding throughout the period is as follows:

                                                                                                                           PERIOD
                                                                                                                            ENDED
                                                                                                                         JUNE 30,
                                                                                                                             2001(a)
                                                                                                                      -----------
NET ASSET VALUE, BEGINNING OF PERIOD............................................................................         $   9.17
                                                                                                                        ---------
INCOME FROM INVESTMENT OPERATIONS

   Net investment income (b)....................................................................................             0.73
   Net realized and unrealized loss.............................................................................            (1.23)
                                                                                                                        ---------
     Total from investment operations...........................................................................            (0.50)
                                                                                                                        ---------
DISTRIBUTIONS

   Net investment income........................................................................................            (0.83)
                                                                                                                        ---------
NET ASSET VALUE, END OF PERIOD..................................................................................         $   7.84
                                                                                                                        =========
Total return (c)................................................................................................          (5.51)%(d)
                                                                                                                        =========
RATIOS TO AVERAGE NET ASSETS

Expenses........................................................................................................            1.25%(e)
Net Investment income...........................................................................................           10.03%(e)
Waiver/reimbursement............................................................................................            0.29%(e)
Net assets, end of period (000's)...............................................................................         $     90


(a) From commencement of operations on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or deferred sales charge.
(d) Not annualized.
(e) Annualized.


Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------


TO THE TRUSTEES OF LIBERTY STEIN ROE FUNDS INCOME TRUST AND THE LIBERTY HIGH YIELD BOND FUND - CLASS A SHAREHOLDERS OF STEIN ROE HIGH YIELD FUND AND THE TRUSTEES OF SR&F BASE TRUST AND HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F HIGH YIELD PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Stein Roe High Yield Fund (a series of Liberty-Stein Roe Funds Income Trust), as of June 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period indicated therein and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F High Yield Portfolio (a series of SR&F Base Trust) as of June 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty-Stein Roe Funds Income Trust and SR&F Base Trust at June 30, 2001, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
August 22, 2001

Trustees & Transfer Agent

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty High Yield Bond Fund, Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Bond Fund, Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty High Yield Bond Fund, Class A

                               Give me Liberty.(R)


Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty High Yield Bond Fund, Class A  Annual Report, June 30, 2001


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ALL-STAR o COLONIAL o CRAEBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc.(C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com




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